Marketable securities, commodities, time deposits, derivative financial instruments and cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Disclosure of marketable securities commodities deposits derivative instruments and cash [abstract]
Disclosure of marketable securities commodities deposits derivative instruments and cash
16. Marketable securities, commodities, time deposits, derivative financial instruments, and cash and cash equivalents
Marketable securities, commodities, time deposits and derivative financial instruments
(USD millions)	2024	2023

Commodities		111

Time deposits and short-term investments with original maturity more than 90 days	1 892	569

Derivative financial instruments	106	355

Total marketable securities, commodities, time deposits and derivative financial instruments	1 998	1 035

The vast majority of time deposits and short-term investments with an original maturity of more than 90 days was denominated in USD as at December 31, 2024, and 2023.
Cash and cash equivalents
(USD millions)	2024	2023

Current accounts	2 585	3 207

Time deposits and short-term investments with original maturity less than 90 days	8 874	10 186

Total cash and cash equivalents	11 459	13 393